Name:  May Louie
Phone: 908-273-5085 x215
email: mlouie@seabridge.com

13F-HR
FORM 13F HOLDINGS REPORT
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549

                                   FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		SeaBridge Investment Advisors LLC
Address:	450 Springfield Avenue
		Suite 301
		Summit, NJ  07901
Form 13F File Number: 28-12671

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Susan E. Boyd
Title:        Managing Director
Phone:        903-273-5085 x209

Signature           City    State  	and Date of Signing:
Susan E. Boyd      Summit,  NJ      	05-7-2008
---------------   -----------------     ---------------
Signature          City       State       Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:         0
Form 13F Information Table Entry Total:   230
Form 13F Information Table Value Total: $151,055 (thousands)
List of Other Included Managers:  NONE


13F Holdings Report
As of Date:  3/31/2008
						        Mkt			SH/	Invstment	Other		Voting Authority
Issuer			Class		Cusip		Value 000s	Shares	PRN	Discretion	Mgrs		Sole	Shared	None

3M Co.	   		COM		88579Y101	1136		14350	SH	Sole		None		14350	0	0
A. Schulman, Inc.	COM		808194104	2434		118550	SH	Sole		None		118550	0	0
AllianceBernsteinIncFd	COM		01881E101	9		1100	SH	Sole		None		1100	0	0
Abbott Laboratories	COM		002824100	143		2600	SH	Sole		None		2600	0	0
Accenture Ltd.		CL A		G1150G111	800		22760	SH	Sole		None		22760	0	0
Actuant Corporation 	CL A New	00508X203	1137		37630	SH	Sole		None		37630	0	0
Aegon N.V. 		NYReg SHS	007924103	41		2801	SH	Sole		None		2801	0	0
Agilent Technologies 	COM		00846U101	35		1186	SH	Sole		None		1186	0	0
Allied Capital Corp	COM		01903Q108	76		4100	SH	Sole		None		4100	0	0
Altria Group Inc	OM		02209S103	90		4070	SH	Sole		None		4070	0	0
Amazon.Com, Inc.	COM		023135106	36		500	SH	Sole		None		500	0	0
Ambac Financial Group 	COM		023139108	7		1200	SH	Sole		None		1200	0	0
America Movil SAB	SPADR L SHS	02364W105	341		5350	SH	Sole		None		5350	0	0
American Express Co	COM		025816109	11		250	SH	Sole		None		250	0	0
American States Water	COM		029899101	43		1200	SH	Sole		None		1200	0	0
American Tower Corp	CL A		029912201	2500		63756	SH	Sole		None		63756	0	0
Anadarko Petroleum 	COM		032511107	271		4300	SH	Sole		None		4300	0	0
Annaly Mortgage Mgmt	COM		035710409	4347		283775	SH	Sole		None		283775	0	0
Arch Capital Group Ltd	ORD		G0450A105	34		500	SH	Sole		None		500	0	0
Aspen Insurancd Hldings SHS		G05384105	53		2000	SH	Sole		None		2000	0	0
Avnet Inc		COM		053807103	523		15985	SH	Sole		None		15985	0	0
BHP Billiton Ltd	Spons  ADR	088606108	425		6450	SH	Sole		None		6450	0	0
BLDRS Index Funds TR	Emr Mk 50 AD	09348R300	24		500	SH	Sole		None		500	0	0
BP PLC 			Spons ADR	055622104	629		10365	SH	Sole		None		10365	0	0
Baldwin & Lyons, Inc	CL B		057755209	103		4000	SH	Sole		None		4000	0	0
Ball Corp		COM		058498106	266		5800	SH	Sole		None		5800	0	0
Banco Latinoamericano 	CL E		P16994132	680		44125	SH	Sole		None		44125	0	0
Bank of America Corp	COM		060505104	1573		41489	SH	Sole		None		41489	0	0
Bemis Company, Inc	COM		081437105	61		2400	SH	Sole		None		2400	0	0
Berkshire Hathaway Inc 	CL A		084670108	133		100	SH	Sole		None		100	0	0
Berkshire Hathaway Inc 	CL B		084670207	1409		315	SH	Sole		None		315	0	0
Boardwalk Pipeline Ptn	UtLTPtn		096627104	433		17600	SH	Sole		None		17600	0	0
Boeing			COM		097023105	588		7900	SH	Sole		None		7900	0	0
Brasil Telecom Partic	SpADRPF		105530109	430		6575	SH	Sole		None		6575	0	0
Briggs & Stratton	COM		109043109	29		1600	SH	Sole		None		1600	0	0
Bristol-Myers Squibb 	COM		110122108	198		9300	SH	Sole		None		9300	0	0
Bucyrus International	CL A		118759109	2532		24910	SH	Sole		None		24910	0	0
C. R. Bard, Inc.	COM		067383109	14		150	SH	Sole		None		150	0	0
CSX Corporation		COM		126408103	36		648	SH	Sole		None		648	0	0
CVS Caremark Corp	COM		126650100	215		5300	SH	Sole		None		5300	0	0
California Water Svc 	COM		130788102	35		920	SH	Sole		None		920	0	0
Cardinal Health Inc	COM		14149Y108	231		4400	SH	Sole		None		4400	0	0
Caterpillar Inc		COM		149123101	130		1664	SH	Sole		None		1664	0	0
Celegene Corporation	COM		151020104	61		1000	SH	Sole		None		1000	0	0
Central European Dist	COM		153435102	454		7800	SH	Sole		None		7800	0	0
Central Virginia Bkshs	COM		155792104	44		2500	SH	Sole		None		2500	0	0
Chesapeake Energy Corp	COM		165167107	14		300	SH	Sole		None		300	0	0
ChevronTexaco Corp	COM		166764100	77		900	SH	Sole		None		900	0	0
Chicago Bridge & Iron 	NY Reg SHS	167250109	81		2073	SH	Sole		None		2073	0	0
China Mobile HK Ltd 	Spons ADR	16941M109	900		12000	SH	Sole		None		12000	0	0
CiaValeDoRioDoce	Spons ADR	204412209	845		24400	SH	Sole		None		24400	0	0
CiaValeDoRioDoce 	Spons ADR PF	204412100	3061		105015	SH	Sole		None		105015	0	0
Cisco Systems Inc	COM		17275R102	695		28863	SH	Sole		None		28863	0	0
Citadel Broadcasting 	COM		17285T106	0		45	SH	Sole		None		45	0	0
Citigroup Inc		COM		172967101	152		7100	SH	Sole		None		7100	0	0
Coach, Inc.		COM		189754104	755		25025	SH	Sole		None		25025	0	0
Coca-Cola Co		COM		191216100	12		200	SH	Sole		None		200	0	0
Coca-Cola Femsa S.A.	Sp ADR REP L	191241108	2212		39260	SH	Sole		None		39260	0	0
Coca-Cola Hellenic Bott	Spons ADR	1912EP104	117		2500	SH	Sole		None		2500	0	0
Cognizant Technology 	CL A		192446102	1272		44135	SH	Sole		None		44135	0	0
Colgate-Palmolive Co	COM		194162103	244		3135	SH	Sole		None		3135	0	0
Compass Minerals Intl	COM		20451N101	2576		43675	SH	Sole		None		43675	0	0
ConocoPhillips 		COM		20825C104	1102		14461	SH	Sole		None		14461	0	0
Select Sector SPDR TR	SBI Cons Stpls	81369Y308	68		2450	SH	Sole		None		2450	0	0
Costco Wholesale Corp	COM		22160K105	1032		15888	SH	Sole		None		15888	0	0
Crown Castle Intl Corp	COM		228227104	452		13097	SH	Sole		None		13097	0	0
D.R. Horton Inc		COM		23331A109	57		3600	SH	Sole		None		3600	0	0
DCP Midstream Partners	Ut LTD Ptn	23311P100	183		6300	SH	Sole		None		6300	0	0
Datawatch Corporation	COM		237917208	21		6000	SH	Sole		None		6000	0	0
Desarrolladora Homex 	Spons ADR	25030W100	205		3530	SH	Sole		None		3530	0	0
Devon Energy Corp	COM		25179M103	159		1527	SH	Sole		None		1527	0	0
Discovery Holding Co	CL A COM	25468Y107	2		90	SH	Sole		None		90	0	0
Dominion Resources Inc	COM		25746U109	25		600	SH	Sole		None		600	0	0
Duke Energy Corp	COM		26441C105	157		8800	SH	Sole		None		8800	0	0
EastGroup Properties	COM		277276101	28		600	SH	Sole		None		600	0	0
Eastern Virginia Bkshs	COM		277196101	61		3500	SH	Sole		None		3500	0	0
Emerson Electric Co.	COM		291011104	46		900	SH	Sole		None		900	0	0
Embraer Empresa Brasil	Spons ADR	29081M102	2112		53455	SH	Sole		None		53455	0	0
Energy Transfer Equity	Ut LTD Ptn	29273V100	604		19350	SH	Sole		None		19350	0	0
Energy Transfer Ptrs	COM U LTD P	29273R109	279		6100	SH	Sole		None		6100	0	0
Enterprise GP Holdings	Ut LTD Ptn	293716106	221		7400	SH	Sole		None		7400	0	0
Enterprise Prods Ptnrs 	COM		293792107	1706		57434	SH	Sole		None		57434	0	0
Equity Residential 	SH Ben Int	29476L107	33		800	SH	Sole		None		800	0	0
Exelixis Inc		COM		30161Q104	78		11200	SH	Sole		None		11200	0	0
Exxon Mobil Corp	COM		30231G102	4283		50638	SH	Sole		None		50638	0	0
FPL Group, Inc.		COM		302571104	19		300	SH	Sole		None		300	0	0
FedEx Corp.		COM		31428X106	772		8332	SH	Sole		None		8332	0	0
Flagstone Reins Hldings	SHS		G3529T105	61		5000	SH	Sole		None		5000	0	0
Fomento Economico Mex	Spons ADR	344419106	232		5550	SH	Sole		None		5550	0	0
Fortune Brands, Inc.	COM		349631101	28		400	SH	Sole		None		400	0	0
Freeport-McMoRan Copper COM		35671D857	5679		59020	SH	Sole		None		59020	0	0
Gafisa S.A. 		Spons ADR	362607301	311		9325	SH	Sole		None		9325	0	0
General Electric 	COM		369604103	5414		146294	SH	Sole		None		146294	0	0
Genuine Parts Co	COM		372460105	1680		41760	SH	Sole		None		41760	0	0
Goodrich Corporation	COM		382388106	12		200	SH	Sole		None		200	0	0
Gramercy Cap Corp.	COM		384871109	770		36800	SH	Sole		None		36800	0	0
H. J. Heinz Company	COM		423074103	202		4300	SH	Sole		None		4300	0	0
HSBC Holdings Plc 	Spons ADR	404280406	319		3870	SH	Sole		None		3870	0	0
Halliburton Co		COM		406216101	43		1100	SH	Sole		None		1100	0	0
Henry (Jack) & Assocs	COM		426281101	49		2000	SH	Sole		None		2000	0	0
Henry Schein Inc	COM		06407102	3022		52640	SH	Sole		None		52640	0	0
Hewlett-Packard Co	COM		428236103	66		1450	SH	Sole		None		1450	0	0
Home Depot Inc		COM		437076102	11		386	SH	Sole		None		386	0	0
Honeywell International	COM		438516106	14		250	SH	Sole		None		250	0	0
IStar Financial Inc	COM		45031U101	1899		135355	SH	Sole		None		135355	0	0
ITT Industries Inc	COM		450911102	1602		30913	SH	Sole		None		30913	0	0
Illinois Tool Works 	COM		452308109	71		1473	SH	Sole		None		1473	0	0
Implant Sciences Corp.	COM		45320R108	2		1350	SH	Sole		None		1350	0	0
Inergy LP		Unit LTD Partn	456615103	8		300	SH	Sole		None		300	0	0
Infosys Technologies 	Spons ADR	456788108	1976		55240	SH	Sole		None		55240	0	0
Int'l Bus Machines	COM		459200101	1899		16490	SH	Sole		None		16490	0	0
Intel Corp Com		COM		458140100	313		14800	SH	Sole		None		14800	0	0
Invitrogen Corp		COM		46185R100	156		1830	SH	Sole		None		1830	0	0
Ishares TR		US TIPS		464287176	2064		18781	SH	Sole		None		18781	0	0
iShares TR		DJ US Telecom	464287713	6		250	SH	Sole		None		250	0	0
iShares TR		1-3 YR T Bd	464287457	613		7275	SH	Sole		None		7275	0	0
iShares TR		MSCI Taiwan 	464286731	376		23700	SH	Sole		None		23700	0	0
iShares TR		Russell 2000	464287655	137		2000	SH	Sole		None		2000	0	0
iShares TR		S&PGlb100 Ind	464287572	29		400	SH	Sole		None		400	0	0
Johnson Controls Inc	COM		478366107	142		4200	SH	Sole		None		4200	0	0
Joy Global Inc.		COM		481165108	175		2679	SH	Sole		None		2679	0	0
KB Home 		COM		48666K109	37		1500	SH	Sole		None		1500	0	0
Kinder Morgan Energy	Ut LTD Prtn	494550106	1042		19049	SH	Sole		None		19049	0	0
Kookmin Bank 		Spons ADR	50049M109	298		5320	SH	Sole		None		5320	0	0
Landauer, Inc.		COM		51476K103	649		12900	SH	Sole		None		12900	0	0
Lexington Realty Trust	COM		529043101	16		1100	SH	Sole		None		1100	0	0
Liberty Global Inc.	COM Ser A	530555101	1033		30313	SH	Sole		None		30313	0	0
Liberty Global Inc. 	COM Ser C	530555309	1001		30819	SH	Sole		None		30819	0	0
Liberty Media Corp 	Ent Com Ser A	53071M500	4		180	SH	Sole		None		180	0	0
Liberty Media Corp.	Cap Com Ser A	53071M302	1		45	SH	Sole		None		45	0	0
Liberty Media Corp. 	Int Com Ser A	53071M104	4		225	SH	Sole		None		225	0	0
Lowe's Cos Inc		COM		548661107	39		1700	SH	Sole		None		1700	0	0
MFA Mtg Invests Inc.	COM		55272X102	352		55950	SH	Sole		None		55950	0	0
Magellan Midstream Hldg	COM LP Ints	55907R108	192		8400	SH	Sole		None		8400	0	0
Magellan Midstream Ptr	COM Ut RPLP	559080106	946		23350	SH	Sole		None		23350	0	0
McDonald's Corp		COM		580135101	2518		45145	SH	Sole		None		45145	0	0
Medco Health Solutions 	COM		58405U102	27		624	SH	Sole		None		624	0	0
Merck & Co		COM		589331107	60		1577	SH	Sole		None		1577	0	0
MetLife Inc		COM		59156R108	72		1200	SH	Sole		None		1200	0	0
Mettler-Toledo Intl 	COM		592688105	1600		16475	SH	Sole		None		16475	0	0
Microsoft Corp		COM		594918104	31		1098	SH	Sole		None		1098	0	0
Montpelier Re Holdings 	SHS		G62185106	1798		112040	SH	Sole		None		112040	0	0
Nalco Holding Co.	COM		62985Q101	2205		104250	SH	Sole		None		104250	0	0
National Bank of Greece	Sp ADR		633643408	3989		377700	SH	Sole		None		377700	0	0
Nicor Inc.		COM		654086107	50		1500	SH	Sole		None		1500	0	0
Noble Corp.		SHS		G65422100	21		432	SH	Sole		None		432	0	0
Norfolk Southern Corp	COM		655844108	83		1523	SH	Sole		None		1523	0	0
Occidental Petroleum 	COM		674599105	481		6580	SH	Sole		None		6580	0	0
Och-Ziff Cap Mgmt Group CL A		67551U105	486		23150	SH	Sole		None		23150	0	0
Oil Service Holdrs Trst	Depostry Rcpt	678002106	18		100	SH	Sole		None		100	0	0
Oshkosh Truck Corp	COM		688239201	39		1086	SH	Sole		None		1086	0	0
PETsMART, Inc.		COM		716768106	1229		60110	SH	Sole		None		60110	0	0
PSS World Med, Inc.	COM		69366A100	67		4000	SH	Sole		None		4000	0	0
Paccar Inc		COM		693718108	182		4050	SH	Sole		None		4050	0	0
Palomar Medical Tech	COM		697529303	68		4500	SH	Sole		None		4500	0	0
Peapack-Gladstone Finl	COM		704699107	95		3500	SH	Sole		None		3500	0	0
Penn Virginia Corp	COM		707882106	150		3400	SH	Sole		None		3400	0	0
Pentair Inc		COM		709631105	1861		58345	SH	Sole		None		58345	0	0
Pepsico Inc		COM		713448108	1853		25659	SH	Sole		None		25659	0	0
Petroleo Brasileiro 	Spons ADR	71654V408	31		300	SH	Sole		None		300	0	0
Petrochina Co Ltd. 	Spons ADR	71646E100	332		2650	SH	Sole		None		2650	0	0
Pfizer Inc		COM		717081103	584		27900	SH	Sole		None		27900	0	0
Plains All Amer Pipel	Ut LTD Ptn	726503105	1431		30097	SH	Sole		None		30097	0	0
Plains Explor &Prod 	COM		726505100	141		2650	SH	Sole		None		2650	0	0
Plum Creek Timber Co 	COM		729251108	1506		37000	SH	Sole		None		37000	0	0
Posco 			Spons ADR	693483109	43		360	SH	Sole		None		360	0	0
PowerShares DBMulti-Sec	DB AgrFnd	73936B408	370		10150	SH	Sole		None		10150	0	0
PowerShares DB Cmdty	Unit Ben Int	73935S105	452		12650	SH	Sole		None		12650	0	0
Powershares ETF Trust	Dynm Lrg Cap	73935X609	118		7175	SH	Sole		None		7175	0	0
Praxair Inc		COM		74005P104	3126		37110	SH	Sole		None		37110	0	0
Procter & Gamble Co	COM		742718109	1658		23657	SH	Sole		None		23657	0	0
Prudential Financial	COM		744320102	1049		13411	SH	Sole		None		13411	0	0
Qualcomm		COM		747525103	70		1700	SH	Sole		None		1700	0	0
Quicksilver Resources	COM		74837R104	110		3000	SH	Sole		None		3000	0	0
RPM International	COM		749685103	1199		57250	SH	Sole		None		57250	0	0
Raytheon Company	COM		755111507	1300		20114	SH	Sole		None		20114	0	0
Red Hat, Inc.		COM		756577102	7		400	SH	Sole		None		400	0	0
Regions Financial Corp	COM		7591EP100	2154		109055	SH	Sole		None		109055	0	0
Rio Tinto Plc 		Spons ADR	767204100	457		1110	SH	Sole		None		1110	0	0
Rocky Mtn Chocolate 	COM PAR $.03	774678403	92		7350	SH	Sole		None		7350	0	0
Roper Industries, Inc.	COM		776696106	59		1000	SH	Sole		None		1000	0	0
Royal Dutch Shell PLC 	Spons ADR A	780259206	650		9430	SH	Sole		None		9430	0	0
Royal Dutch Shell PLC 	Spons ADR B	780259107	17		258	SH	Sole		None		258	0	0
SAP Aktiengesellschaft	Spons ADR	803054204	19		386	SH	Sole		None		386	0	0
SPDR Series Trust	DJWS LCP GR	78464A409	94		1775	SH	Sole		None		1775	0	0
Sasol Ltd 		Spons ADR	803866300	1175		24285	SH	Sole		None		24285	0	0
Satyam Computer Svcs	ADR		804098101	1804		79850	SH	Sole		None		79850	0	0
Schlumberger N.V.	COM		806857108	1256		14435	SH	Sole		None		14435	0	0
Schnitzer Steel Ind	CL A		806882106	71		1000	SH	Sole		None		1000	0	0
Seaspan Corp.		SHS		Y75638109	425		14925	SH	Sole		None		14925	0	0
Six Flags Inc		COM		83001P109	408		249000	SH	Sole		None		249000	0	0
Spectra Energy Corp	COM		847560109	109		4800	SH	Sole		None		4800	0	0
Street TRACKS Gold Trst	Gold SHS	863307104	488		5400	SH	Sole		None		5400	0	0
Stryker Corp.		COM		863667101	117		1800	SH	Sole		None		1800	0	0
Symantec Corp		COM		871503108	50		3000	SH	Sole		None		3000	0	0
Target Corporation	COM		87612E106	10		200	SH	Sole		None		200	0	0
Teekay Corp		COM		Y8564W103	85		2000	SH	Sole		None		2000	0	0
Telecommunicacoes De SP	Sp ADR PFD	87929A102	24		950	SH	Sole		None		950	0	0
Telefonica SA 		Spons ADR	879382208	841		9725	SH	Sole		None		9725	0	0
Terex Corp		COM		880779103	1986		31775	SH	Sole		None		31775	0	0
Texas Instruments	COM		882508104	5		175	SH	Sole		None		175	0	0
Textron Inc.		COM		883203101	2247		40550	SH	Sole		None		40550	0	0
The Walt Disney Co	COM		254687106	19		590	SH	Sole		None		590	0	0
Thermo Fisher Scientif	COM		883556102	4464		78540	SH	Sole		None		78540	0	0
Tiffany & Co.		COM		886547108	1736		41500	SH	Sole		None		41500	0	0
Transocean Inc.		SHS		G90078100	1158		8564	SH	Sole		None		8564	0	0
U.S. Bancorp		COM		902973304	123		3800	SH	Sole		None		3800	0	0
Unilever NV		NY SHS New	904784709	232		6876	SH	Sole		None		6876	0	0
Union Pacific Corp	COM		907818108	39		309	SH	Sole		None		309	0	0
United Natural Foods	COM		911163103	28		1500	SH	Sole		None		1500	0	0
United Technologies 	COM		913017109	138		1998	SH	Sole		None		1998	0	0
Valspar Corp.		COM		920355104	79		4000	SH	Sole		None		4000	0	0
Ventas Inc.		COM		92276F100	1055		23500	SH	Sole		None		23500	0	0
OpenJtStkCo Vimpel Com 	SP ADR		68370R109	197		6575	SH	Sole		None		6575	0	0
WPP Group PLC 		Sp ADR 0905	929309409	1112		18650	SH	Sole		None		18650	0	0
Wachovia Corp		COM		929903102	847		31360	SH	Sole		None		31360	0	0
Wal-Mart Stores 	COM		931142103	24		464	SH	Sole		None		464	0	0
Walgreen Co. 		COM		931422109	19		500	SH	Sole		None		500	0	0
Washington Mutual 	COM		939322103	21		2000	SH	Sole		None		2000	0	0
Weatherford Intl Ltd.	COM		G95089101	100		1386	SH	Sole		None		1386	0	0
WellPoint Inc 		COM		94973V107	596		13495	SH	Sole		None		13495	0	0
Wells Fargo Company	COM		949746101	276		9500	SH	Sole		None		9500	0	0
Western Union Co.	COM		959802109	1971		92650	SH	Sole		None		92650	0	0
Williams Companies.	COM		969457100	2215		67150	SH	Sole		None		67150	0	0
Williams Partners LP	COM Unit LP	96950F104	129		4100	SH	Sole		None		4100	0	0
Windstream Corporation	COM		97381W104	4		319	SH	Sole		None		319	0	0
WisdomTree Trust	MidCap Dvd Fd	97717W505	86		1800	SH	Sole		None		1800	0	0
Wrigley Wm. Jr. Company	COM		982526105	502		7987	SH	Sole		None		7987	0	0
Yahoo! Inc.		COM		984332106	58		2000	SH	Sole		None		2000	0	0
Barclays Bank PLC	ETN IPATH Grn	06739H305	162		2700	SH	Sole		None		2700	0	0